Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Investments and Receivables, Net [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

	December 31,
	2016	2015
Restricted deposits with banks (1)	$462	$652
Cross-currency interest rate swap	8,064	7,624
Deposits with banks and other long-term receivables (2)	7,391	7,489
	$15,917	$15,765

(1)	Restricted deposits in respect of an issued bank guarantee

(2)
Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $7,106 and $6,790 as of December 31, 2016 and 2015, respectively (see Note 17)